SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
New accounting standards
a)	New accounting standards

New standards and interpretations issued by the IASB effective for the periods beginning on or after January 1, 2018 adopted by the Company

Below is a description of the standards, amendments and interpretations to existing standards that have been issued and were mandatory for the Company’s fiscal years beginning on or after January 1, 2018:

IFRS 15 Revenue from contracts with customers

In May 2014, IFRS 15 “Revenue from contracts with customers” was issued which establishes a new model for entities to account for revenue arising from contracts with customers. IFRS 15 will supersede the current revenue recognition guidance including IAS 18 “Revenue”, IAS 11 “Construction Contracts” and the related interpretations when it becomes effective.

The Company adopted IFRS 15 using the modified retrospective method of adoption with the date of initial application of January 1, 2018. Accordingly, the Company elected to apply the standard to all outstanding contracts as at January 1, 2018.  Therefore, the comparative information was not restated and continues to be reported under IAS 11, IAS 18 and related Interpretations.

The core principle of IFRS 15 is that an entity shall assess the goods or services promised in a contract with a customer and shall identify its performance obligations. IFRS 15 introduces a 5-step approach to recognize revenue:

Step 1: Identify the contract with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The new revenue recognition model established in IFRS 15 is applicable to all contracts with customers, except other relevant IFRS rule applies such as for lease contracts, insurance contracts and financial instruments. Further, the recognition of interest and dividends are not under the scope of this standard.

According to IFRS 15, among other issues, a mechanism is established for assigning the transaction price among the different performance obligations. According to this standard, the Company must recognize its income once the performance obligations are satisfied; this is whenever the “control” over the goods or services is transferred to the client. The standard specifies the accounting for the incremental cost of obtaining a contract with a customer and for the cost incurred to fulfill a contract with a customer.

Note 8.i includes the main revenue streams of the Company.

Given the analysis carried out by management, the Company has concluded that revenue recognition practices, in accordance with IAS 18, IAS 11 and related interpretations effective as of December 31, 2017, are consistent with IFRS 15 practices. Accordingly, the Company did not recognize any initial impact in its accumulated retained earnings as of January 1, 2018.

The Company has made certain reclassifications on the statement of financial position in order to reflect classification and terminology used by IFRS 15. They correspond to the contract liabilities in relation to the advances from customers as prepayments for services to be rendered, which were previously presented as “Advances from Customers” line items (Ps. 1,751,960 as of January 1, 2018).

The following table shows the impact in the Statement of Financial Position as January 1, 2018:

	Balances as of 31/12/2017	IFRS 15 impact	Balances as of 01/01/2018
Current liabilities
Advances from customers	216,820	(216,820)	-
Contract liabilities	-	216,820	216,820
Total	216,820	-	216,820

Non current liabilities
Advances from customers	1,535,140	(1,535,140)	-
Contract liabilities	-	1,535,140	1,535,140
Total	1,535,140	-	1,535,140

The application of IFRS 15 has not had an impact on the accounting policies of the Company regarding the recognition of revenues of the different business segment.

IFRS 9 Financial instruments

IFRS 9 introduces new requirements to the classification and measurement of financial instruments, impairment and hedge accounting.

IFRS 9 replaces, as from January 1, 2018, IAS 39 Financial Instruments: Recognition and Measurement, bringing together the three aspects of the accounting of financial instruments: classification and measurement; impairment; and hedge accounting.

Given the analysis carried out by management, the Company did not record any adjustments to the accumulated earnings as of January 1, 2018, since the Company’s practices as of January 1, 2018 were consistent with IFRS 9. The Company made use of the exemption that allows it not to restate the comparative information of prior periods in relation to changes in classification and measurement (including impairment). As a result, the Company did not apply the requirements of IFRS 9 to the comparative periods presented. Thus, the comparative information as of December 31, 2017 and 2016 was not modified.

a)	Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. IFRS 9 introduces a new classification approach for financial assets, based on two concepts: the characteristics of the contractual cash flows of the financial asset and the company’s business model.

The table below shows a comparison of the measurement criteria used for financial assets according to IAS 39, in contrast to the criteria used since the adoption of IFRS 9:

Financial instrument	Classification under IAS 39	Classification under IFRS 9

Cash and banks	Loans and other receivables	Amortized cost
Mutual funds	Fair value through profit or loss	Fair value through profit or loss
Bank accounts	Loans and other receivables	Amortized cost
Government bonds (BONAR 2020)	Fair value through profit or loss	Fair value through profit or loss
Private bonds	Fair value through profit or loss	Fair value through profit or loss
Government bonds (LETES)	Held to maturity	Amortized cost
Government bonds (Central Bank Notes)	Held to maturity	Amortized cost
VRD bonds	Loans and other receivables	Amortized cost
Trade receivables	Loans and other receivables	Amortized cost
Other receivables	Loans and other receivables	Amortized cost

b)	Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an “expected credit loss” (ECL) model. This requires considerable judgment to be applied with respect to how changes in economic factors affect ECL, which are determined on a weighted average basis. For further information, see “Note 4.e. – Financial Instruments and 4.h. Trade receivables and other receivables”.

Given the nature of the clients with which TGS operates and its history of uncollectibility, the Company did not identify that the change in approach to the impairment method in accordance with that required by IFRS 9 results in the recognition of any adjustment to the balances at January 1, 2018 or 2018 transactions.

In addition, in the case of financial investments and in accordance with current investment policies, the Company monitors the credit rating and the credit risk that these instruments have. Based on the analysis made, the Company did not identify that any adjustment should be made to the balances as of January 1, 2018 of said instruments.

IFRIC 22 “Foreign Currency Transactions and Advance Consideration”

This interpretation refers to the determination of the “transaction date” that determines the exchange rate to be used in the initial recognition of an asset, expense or income related to an entity that received or paid a foreign currency advance. Applies to foreign currency transactions when an entity recognizes a non-monetary asset or non-monetary liability arising from the receipt or payment of advance consideration before the entity recognizes the related asset, expense or income.

For the purpose of determining the exchange rate to be used in the initial recognition of an asset, expense or income, the transaction date is the date on which the non-monetary asset or liability derived from the receipt or payment of the advance is recognized.

The adoption of this standard has not had an impact on the financial position or on the results of the Company´s operations.

Amendments to IAS 40 –Transfer of Investment Properties

The amendments clarify that transfers to, or from, investment property can only be made if there has been a change in use that is supported by evidence. A change in use occurs when the property meets, or ceases to meet, the definition of investment property. A change in intention alone is not sufficient to support a transfer.  The list of evidence for a change of use in the standard was re-characterised as a non-exhaustive list of examples to help illustrate the principle.

The adoption of the amendment has not had an impact in the financial situation and results of operations of the Company as it has not held any investment property.

New standards and interpretations issued by the IASB not yet effective for the period beginning on January 1, 2018

Below is a description of the standards, amendments and interpretations to existing standards that might impact the Company and are not mandatory for the Company’s fiscal years beginning on January 1, 2018 and which have not been early adopted by the Company:

IFRS 16 “Leases”

In January 2016, IFRS 16 “Leases” was issued which establishes a new model of accounting for leasing operations. This standard replaces the current guidance on the accounting for such operations in IAS 17 “Leases” and related interpretations.

As a result of the modifications introduced, the accounting treatment of leases in the lessee accounting will undergo major changes. IFRS 16 eliminates the dual accounting model for lessee distinguishing between on-balance sheet finance leases and operating leases for which no recognition of future lease payments is required. Instead, a unique, in-balance model is developed that is similar to the current financial leasing model. There are certain exceptions for short-term and insignificant leases. It also requires the presentation of further disclosures.

IFRS 16 is applicable for annual periods beginning after January 1, 2019. Adoption is retroactive.

Given the analysis carried out by our management, it is not estimated that the application of IFRS 16 will have a significant impact on the accumulated results nor the financial position of the Company.

IFRIC Interpretation 23 “Uncertainty over Income Tax Treatments”

The interpretation clarifies the application of IAS 12 with regards to the effect of uncertain income tax position in tax gains (losses), tax base and unused tax losses / tax credits and tax rates.

The interpretation specifically clarifies whether an entity should use judgment to determine each tax treatment independently or collectively. The decision should be based on which approach provides better predictions of the resolution of the uncertainty.

An entity should assume that the relevant tax authority will review each tax treatment, or group of tax position and is fully aware of all the related information.

•	If the entity concludes that it is probable that a particular tax treatment is accepted, the entity has to determine taxable profit consistly with this tax treatment.

•
If the entity concludes that it is not probable that a particualr tax treatment is accpted, the entity has to use the most likely amount or the expected value of the tax treatment when determining taxable profit. The decision should be base on which method provides better predictions of the resolution of the uncertainty.

IFRIC 23 is effective for annual periods beginning on or after January 1, 2019.

Given the analysis carried out by our management, it is not estimated that the application of IFRIC 23 will have a significant impact on the accumulated results nor the financial position of the Company.

Annual improvements to IFRS Standards 2015 – 2017 Cycle

It includes amendments to IFRS 3 – Business combinations, IFRS 11 – Joint Arrangements, IAS 12 – Income tax and IAS 23 – Borrowing Costs.

Regarding IAS 23 amendment clarifies that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

These amendments are effective for annual periods beginning on or after January 1, 2019.

As they are accounting practices of the Company, no effect is expected on the financial statements.

Amendments to IFRS 9 – Financial instruments

The amendments introduced to IFRS 9, modify the application guide in relation to the classification of financial assets in the case of contractual terms that change the calendar or amount of contractual cash flows to determine whether the cash flows that could arise due to that condition are only payments of the principal and interests.

When it is a condition that allows the issuer to pay (or allow the holder to repay) a debt instrument before maturity, it must be considered whether the anticipated amount represents the unpaid amount of principal and interest, and may include reasonable compensation for cancellation anticipated of the contract regardless of the event that causes the anticipated termination.

These amendments are effective for annual periods beginning on or after January 1, 2019.

As they are accounting practices of the Company, no effect is expected on its financial statements.

Amendments to IAS 1 and IAS 8 regarding the definition of materiality

In October 2018 the IASB included certain amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” with the objective of clarifying the concept of materiality and aligning that definition with the amendments introduced in the Conceptual Framework.

Additionally, these amendments incorporate new concepts that helped both financial statement preparers and their users to prepare and interpret the financial information included in them.

These amendments are applied on prospective basis and are effective for annual periods beginning on or after January 1, 2020. Early adoption is permitted.

b)	Consolidation

Consolidation

Subsidiary

Subsidiaries
are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. For this purpose and unless there are specific requirements, it is generally considered that TGS has control, when it has a participation equal to or greater than 50% of the available voting rights.

The accounting policies of the subsidiaries are consistent with the accounting policies adopted by the Company.

Inter-company transactions, balances and gain/losses from transactions between group companies are eliminated. Unrealized gain/losses are also eliminated.

Detailed data reflecting subsidiary control as of December 31, 2018 and 2017 is as follows:

	% of shareholding
Company	and votes	Country	Closing date	Main activity

TGU	99.98	Argentina	December 31	Telecommunication Services

CTG (1)	100.00	Argentina	December 31	Electricity related services

(1) 100% of the shares of this company were acquired on August 8, 2017. At present, it is in the process of being transformed into S.A.U.

For consolidation purposes for the year ended December 31, 2018 and 2017, the financial statements of Telcosur have been used at those dates. The subsidiary CTG does not record operations or significant assets and liabilities as of December 31, 2018 and 2017.

Associates

Associates are entities over which the group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.

The Company accounted for the investments in its associates, under the equity method on the basis on the financial statements as of September 30, 2018 of Gas Link S.A. (“Link”), Transporte y Servicios de Gas en Uruguay SA (“TGU”) and Emprendimientos de Gas del Sur S.A. (“EGS”), under liquidation. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Company. The Company’s management is not aware of any significant subsequent events which affected the financial statements as of September 30, 2018 of Link, TGU and EGS (in liquidation) from this date to December 31, 2018.

Associates with negative equity are disclosed under “Other liabilities” to the extent that the Company has incurred legal or constructive obligations, or made payments on behalf of the associate, as of the date of the financial statements. Unrealized gains and losses resulting from transactions between TGS and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

In the table below, associates are disclosed, together with the percentage of shareholding and voting as of December 31, 2018 and 2017:

	% of Shareholding
Company	and voting	Country	Main activity	Closing date

TGU	49.00	Uruguay	Pipeline maintenance	December 31
EGS (“in liquidation”)	49.00	Argentina	Pipeline exploitation and construction	December 31
Link	49.00	Argentina	Pipeline exploitation and construction	December 31

Joint arrangement

As indicated in “Note 23 – Associates and Joint Arrangement”, on August 7, 2017, the Company proceeded to create a UT (similar to a joint operation) with SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (“SACDE”) (“UT”). This operation is evaluated as a joint agreement under the provisions included in “IFRS 11 - Joint Arrangements” since the parties have joint control of the operation, meaning that the decisions of the relevant activities are taken under the unanimous consent of the parties.

The Company has defined that the UT constitutes a joint operation given that it grants its participants a percentage of the rights over the assets and liabilities arising from each contract. Accordingly, the Company recognizes its share in the jointly operated assets, liabilities, revenues, costs and expenses.

Accounting policies applicable to the UT have been modified and adapted, if applicable, to ensure consistency with the policies adopted by the Company.

For further information regarding the UT, see Note 23.

Foreign currency translation
c)	Foreign currency translation

Functional and presentation currency

The consolidated financial statements are presented in thousands of Argentine Pesos, which is the Company’s functional currency. Each subsidiary or associate determines its own functional currency based on the currency of the primary economic environment in which these entities operate.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the statement of comprehensive income within financial income and financial expenses, as appropriate.

Associates

The functional currency of the associate company located abroad, TGU, is the US dollar, because it is the currency in which it substantially generates its income and incur its expenses. Assets and liabilities were converted into Argentine pesos using the exchange rate prevailing at the end of each year, their common stock and retained earnings at their historical exchange rates and results at average exchange rates.

Restatement to constant currency - Comparative Information
d)	Restatement to constant currency - Comparative Information

Regulatory framework

The consolidated financial statements as of December 31, 2018, including comparative figures, have been restated to take into account changes in the general purchasing power of the Company’s functional currency (the Argentine peso) in accordance with IAS 29 “Financial Reporting in hyperinflationary economies “(“IAS 29”) and CNV General Resolution No. 777/2018. As a result, the financial statements are stated in terms of the current unit of measurement at the 2018 balance sheet date.

IAS 29 requires that the financial statements of an entity that reports in the currency of a hyperinflationary economy, regardless of whether they are based on the historical cost method or the current cost method, are expressed in terms of the current unit of measurement at the closing date of the reporting period. In order to conclude on the existence of a hyperinflationary economy, the standard details a series of factors to be considered, among which is a cumulative inflation rate over three years that approaches or exceeds 100%.

During the year 2017, the cumulative inflation rate over three years remained in Argentina in decreasing values with respect to 2016 and below the accumulated 100% in three years.

However, this trend has reversed during the first half of 2018 due to factors such as the devaluation of the exchange rate with its effect on the price of imported inputs, the continuity of the process of adjusting public service tariffs, as well as an unfavorable international context in financial issues. In this scenario, accumulated three-year inflation, measured both on the basis of wholesale price indexes and consumer price indexes, is currently above 100%, and the available projections indicate that this trend will not be reversed in the short-term.

In order to evaluate the aforementioned quantitative condition, and also to restate the financial statements, the CNV has established that the series of indexes to be used for the application of IAS 29 is determined by the FACPCE. This series of indexes combines the National Consumer Price Index (“CPI”) as of January 2017 (base month: December 2016) with the Domestic Wholesale Price Index (“WPI”), both published by the Institute National Statistics and Census (“INDEC”) until that date. For the months of November and December 2015, for which there is no information from the INDEC on the evolution of the WPI, the variation in the CPI of the Autonomous City of Buenos Aires was applied.

Considering the aforementioned index, inflation was 47.64%, 24.79% and 34.59% in the years ended December 31, 2018, 2017 and 2016 respectively.

Restatement mechanism

The financial statements must be adjusted to consider changes in the general purchasing power of the currency, so that they are expressed in the current unit of measurement at the end of the reporting period. Said requirements also include all the comparative information of the financial statements, without modifying the decisions made based on the financial information corresponding to those financial years.

Restatement of the balance sheet

i. Monetary items (those with a fixed nominal value in local currency) are not restated, since they are already expressed in the current unit of measurement at the closing date of the reporting period. In an inflationary period, maintaining monetary assets generates loss of purchasing power and maintaining monetary liabilities generates a gain in purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent for these effects. The monetary loss or gain is included in the result of the period in which it is reported.

ii. The non-monetary items measured at their current values at the end of the reporting period are not restated for the purpose of their presentation in the balance sheet, but the adjustment process must be completed to determine in terms of a homogeneous unit of measurement the results produced by the holding of these non-monetary items.

iii. Non-monetary items measured at historical cost or at a fair value as of a date prior to the closing date of the reporting period are restated by coefficients that reflect the variation in the general price level from the date of acquisition or revaluation to the closing date, proceeding then to compare the restated amounts of those assets with the corresponding recoverable values.

iv. The restatement of non-monetary assets in the terms of the current unit of measurement at the end of the reporting period without an equivalent adjustment for tax purposes, results in a temporary taxable difference and the recognition of a deferred tax liability whose counterparty is recognized in the result of the period. For the closing of the subsequent period, the deferred tax items are restated for inflation to re-determine the charge to the result of the next period.

v. When the capitalization of costs for loans in non-monetary assets in accordance with IAS 23 is applicable, the portion of those costs that compensate the lender for the effects of inflation is not capitalized. For the years ended December 31, 2018 and 2017 the Company did not capitalize financial costs.

Restatement of the Comprehensive Income Statement

Revenues and expenses (including interest and foreign exchange differences) are restated from the date of their booking, except for those items of the result that reflect or include in their determination the consumption of assets measured in purchasing power of a date before the consumption booked, which are restated based on the date of origin of the asset to which the item is related (for example, depreciation and other consumption of assets valued at historical cost); and also those results that arise from comparing two measurements expressed in purchasing power currency of different dates, for which it is necessary to identify the amounts compared, restate them separately, and make the comparison, but with the amounts already restated.

The result of the exposure to the change in the purchasing power of the currency (monetary results) is presented in a separate line and reflects the effect of inflation on the monetary items.

Restatement of the statement of changes in equity

As of the transition date (January 1, 2016), the Company applied the following special rules:

i. The components of the capital stock were restated from the dates they were contributed.

ii. Reserved earnings were maintained at the date of transition at their nominal value (legal amount without restatement).

iii. The restated unallocated results were determined by the difference between the net assets restated at the transition date and the rest of the initial equity components expressed as indicated in the preceding sections.

iv. After the restatement at the transition date, all the components of the equity are restated by applying the general price index from the beginning of the period, and each variation of those components is restated from the date of contribution or from the moment in which is added by any other means.

Restatement of the statement of cash flows

IAS 29 requires that all items in this statement should be restated in terms of the current unit of measurement as of the closing date of the period for which it is reported.

The monetary result generated by cash and cash equivalents is presented in the statement of cash flows separately from cash flows from operating, investing and financing activities, as a specific item of the reconciliation between cash and cash equivalents at the beginning and at the end of the year.

The effects of adopting IAS 29 on equity at the transition date and as of December 31, 2017 and 2018 and the results for the year 2016 and 2017 are as follows:

	Balances as of 01/01/2016	Balances as of 12/31/2016	Balances as of 12/31/2017
Total equity according to financial statements approved on 04/13/2018	1,695,434	2,526,378	5,319,640
Increase due to adjustment of common stock	17,321,734	17,321,734	17,321,734
(Decrease) / increase in accumulated retained earnings	(368,161)	(319,709)	2,638,215
Total equity after the application of IAS 29	18,649,007	19,528,403	25,279,589

		2016	2017
Total comprehensive income for the year ended December 31, 2016 and 2017 according to financial statements approved on 04/13/2018		930,678	2,793,266
Gain on net monetary position		1,038,647	465,975
Restatement of income / (expense) items including income tax		(863,030)	2,491,952
Total comprehensive income after the application of IAS 29		1,106,295	5,751,193

Financial instruments
e)	Financial instruments

Financial assets

Recognition and initial measurement

As of January 1, 2018, financial assets are classified, at the time of initial recognition, as:

i.	Financial assets subsequently measured at amortized cost, and
ii.	Financial assets subsequently measured at fair value (either with changes in other comprehensive income or with changes in results).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. For additional information, see Note 16.2.1.

Financial assets are initially measured at fair value, net of transaction costs except for those financial assets classified at fair value through profit or loss. Financial assets at fair value through profit or loss are initially recognized at their fair value while transaction costs are expensed.

Subsequent measurement

After initial recognition, financial assets are measured according to their initial classification according to the following categories:

Financial assets at amortized cost

It is the most relevant category used by the Company, financial assets are classified and measure at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method. Gains and losses are recognized in the Statement of Comprehensive Income under financial results when the asset is derecognized, modified or impaired.

Financial assets at fair value through OCI (Debt instruments)

Corresponds to financial assets that are maintained in a business model whose objective is achieved by obtaining contractual cash flows and selling them.

Unrealized gains or losses arising from changes in fair value are recognized as other comprehensive income, except for the accrual of interest, exchange rate difference and the impairment of such assets that are recognized as financial results in the Statement of Comprehensive Income. At the time the asset is written off, the accumulated gain or loss is recognized as a financial result and it is eliminated from the respective reserve.

Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the Statement of Comprehensive Income when the right of payment has been established, except when the  Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such  gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

Financial assets at fair value through profit or loss

In the event that financial assets are not classified according to the aforementioned categories, they will be subsequently measured at fair value, presenting gains or losses arising from changes in fair value in the income statement within financial results in the year in which they are originated.

Impairment of financial assets

The Company applies the PE model for those financial assets accounted for at amortized cost or at fair value through OCI. The PE is based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. To this end, the Company evaluates various factors, including credit risk, historical trends and other available information.

The application of this model implies recognition of:

•	Expected credit losses within of 12 months: these are expected credit losses that result from possible default events within 12 months after the filing date; and
•	Expected credit losses during the life of the asset: these are expected credit losses that result from possible events of default during the expected life of a financial instrument.

In case a loss allowance is recognized, the carrying amount of the asset is reduced through an impairment account and the amount of the loss is presented in the Statement of Comprehensive Income at the time it occurs. Subsequent recoveries of amounts previously written off are credited in the same line item.

The impairment tests performed on accounts receivable are described in Note 4.h.

Accounting policies applied to financial assets until December 31, 2017

The Company has applied IFRS 9 retrospectively, but has elected not to restate comparative information. As a result, the comparative information provided continues to be accounted for in accordance with NIC 39.

Until December 31, 2017, financial assets were classified as follows:

1.	Financial assets at fair value through profit or loss: Includes financial assets held for trading or selling in the near future or designated by the management upon initial recognition.

2.
Financial assets held to maturity: TGS includes non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company has the intent and ability to hold to maturity.

3.
Loans and other receivables: The Company includes financial assets with fixed or determinable payments that are not quoted in an active market. Current assets are included, except those whose maturity exceeds twelve months, which are included as non-current assets.

4.
Financial assets available for sale. Financial assets available for sale are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months of the end of the reporting period. As of December 31, 2017, there are no instruments classified in this category.

Financial liabilities

Includes trade payables, loans, other payables and certain payroll and social security taxes payable.

Recognition and initial measurement

Financial liabilities are classified, at initial recognition, as subsequently measured at amortized cost or at fair value through profit or loss, as appropriate.

All financial liabilities are recognized initially at fair value and, in case of measured at amortized cost, net of transaction costs.

Subsequent measurement

Financial liabilities at fair value through profit or loss

Includes financial liabilities held for trading. As of December 31, 2018 and 2017, there are no instruments classified in this category.

Other financial liabilities

The Company includes financial liabilities with fixed or determinable payments that are not quoted in an active market. Current liabilities are included, except those whose maturity exceeds twelve months, which are included as non-current liabilities. They are measured using the effective interest method. As of December 31, 2018 and 2017, all of the Company’s financial liabilities were classified in this category.

Offsetting of financial instruments

Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments
f)	Derivative financial instruments

Derivative financial instruments are recognized at their fair value at inception and subsequently measured at their fair value and disclosed as assets or liabilities depending if it is gain or loss. The results of derivative financial instruments are classified under “Financial gain / expenses” in the statement of comprehensive income, or in the other comprehensive income if hedge accounting is applied.

Derivative financial instruments are measured in accordance with IFRS 13 “Fair value measurement”.

The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument or not and, according to the nature of the item being hedged.

As of December 31, 2018, the Company maintained derivative financial instruments that are mentioned in Note 16.1.3 to these consolidated financial statements for which the application of hedge accounting has not been opted for as defined by IFRS 9.

Inventories
g)	Inventories

Inventories consist of natural gas (in excess of the “Line Pack” classified as property, plant and equipment in the Company’s pipeline system, and the liquids stored obtained from natural gas processing at the Cerri Complex.

Inventories are measured at the lower of cost restated for the inflation effects as mentioned in Note 4.d. or net realizable value. Cost is determined using the weighted average cost method. The cost of inventories includes expenditure incurred in purchasing and production and other necessary costs to bring them to their existing location and condition.

The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of comprehensive income when the inventories are overstated.

Trade receivables and other receivables
h)	Trade receivables and other receivables

Trade receivables are amounts due from customers for goods and services performed in the ordinary course of business. Contract assets are unbilled amounts due to customers related to works in progress.

Trade receivables, contract assets and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less allowance for trade receivables.

The tax credits (for income tax and value added tax) booked as a consequence of the tariff increase reversal (Note 20.c.) were written off as of December 31, 2017.

The Company applies the simplified approach to measuring expected credit losses for trade receivables, contract assets and other receivables. For this purpose, customers have been grouped based on shared credit risk characteristics, the existence of guarantees, historical credit losses experienced and the existence of judicial proceedings aimed at obtaining payment. Once each group was defined, an expected uncollectibility rate calculated based on historic default rates adjusted to future economic conditions was assigned.

Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Cash and cash equivalents
i)	Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits with banking institutions and other short-term, highly liquid investments with original maturities not exceeding three months and without being subject to a risk of a significant change of value.

Property, plant and equipment ("PPE")
j)	Property, plant and equipment (“PPE”)

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Assets transferred from the privatization of GdE: The value of these assets was determined based on the price paid for the acquisition of 70% of the Company’s common stock, which amounted to U.S.$ 561.2 million. This price was the basis to determine a total value of common stock of U.S.$ 801.7 million, which, when added to the debt assumed under the Company’s privatization agreement (the “Transfer Agreement”) of U.S.$ 395.0 million, resulted in a total value for PPE of U.S.$ 1,196.7 million. Such value, converted at the exchange rate in effect as of the date of the Transfer Agreement, has been restated for the effects of inflation as mentioned in Note 4.d, and less accumulated depreciation.

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Line pack: It represents the natural gas in the transportation system that is necessary to keep the system at operating capacity, valued at acquisition cost and restated for the effects of inflation as mentioned in Note 4.d.

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Other items of PPE: have been valued at acquisition cost restated for the effects of inflation as mentioned in Note 4.d, and net of accumulated depreciation. They include, mainly, all the investments made to achieve system integrity and public safety equal to those required by international standards. Such investments included, among others, the costs of survey programs related to internal and external pipeline inspection, cathodic protection, pipeline replacement and recoating, and the facilities affected to the Production and Commercialization of Liquids and Other Services segment.

PPE additions are recorded at acquisition or construction cost less accumulated depreciation and impairment losses (if applicable), except land, which is recorded at historical cost acquisition minus any impairment (if applicable), all this restated for the effects of inflation as mentioned in Note 4.d. The cost includes the cost of replacing significant components and the borrowing costs derived from loans that finance its construction to the extent that the requirements for recognition as assets are met.

Subsequent costs restated for the effects of inflation as mentioned in Note 4.d. are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. The carrying amount of a replaced component is written off. In the same way, when a major maintenance is carried out, they are added to the cost of the good if the recognition criteria are satisfied, eliminating any remaining non-depreciated remaining value restated for the effects of inflation as mentioned in Note 4.d, if any, of previous overhaul.

In this sense, Resolutions No. 1660/2000 (“Resolution 1660”) and No. 1903/2000 (“Resolution 1903”) issued by ENARGAS include definitions about the costs that should be considered as improvements or maintenance expenses. All other repairs and maintenance are charged to the statement of comprehensive income when incurred.

In accordance with IAS 23, the Company capitalizes financial expense on long term construction projects, until the moment in which the asset is in conditions for its use. Capitalization of borrowing costs is carried out considering the provisions of IAS 29, recording as an expense in the Statement of Comprehensive Income the part of the borrowing costs that compensates for inflation during the same period. For the years ended December 31, 2018 and 2017, the Company has not capitalized any borrowing costs.

Depreciation related to natural gas transportation assets is computed under the straight-line method over the estimated useful lives of the specific assets, which are not exceeding the maximum useful lives established by ENARGAS through Resolutions 1660 and 1903.

For depreciation of all other PPE, the Company uses the straight-line method of depreciation based on the useful life assigned to each item.

Major maintenance costs are depreciated according to the estimated time until the next major maintenance planned. Regarding the capitalized financial costs, they are depreciated based on the remaining useful lives of those components of PPE that originated such capitalization.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date. For further information, see Note 12.

The result generated by the disposal of PPE components is recognized in the year in which it is generated.

-	Impairment of non-financial assets: The Company assesses at each reporting period whether there is an indication that an individual component or a group of PPE may be impaired.

If any indication exists, the Company estimates the asset´s recoverable amount. An asset´s recoverable amount is the higher of the fair value less costs to sell that asset, and its value-in-use.

That amount is determined for and individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of asset; in which case, the cash flows of the group of assets that form part of the cash-generating unit (“CGU”) to which the belong are taken.

Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in the consolidated statement of comprehensive income.

Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in the consolidated statement of comprehensive income.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. To such end, the Company makes estimates and assumptions of the economic conditions that will prevail throughout the useful life of the assets.

As a result of the factors mentioned above, actual cash flows and values could vary significantly from projected cash flows and the values derived from the discounting techniques used.

Impairment losses, if any, are recognized in the statement of comprehensive income.

As of December 31, 2018 and 2017, the carrying value of PPE does not exceed their recoverable value.

Infrastructure used in the natural gas transportation service: for its measurement and disclosure, the Company has evaluated the application of Interpretation No. 12 “Service Concession Agreements” (IFRIC 12) that sets the guidelines for the accounting of private entities that provide public services through a service concession agreement or a contract of a similar nature.

Considering the current terms and conditions of the License, TGS concluded that the License is outside the scope of IFRIC 12, as it is considered in substance to provide for an indefinite term because the infrastructure will never revert to the grantor and due to the characteristics of renewal of the License that give a similar result to what which would result from having obtained a perpetual right to operate the infrastructure.

The evaluation carried out and the conclusions reached by TGS are consistent with those of other transportation and natural gas distribution companies in Argentina that are subject to the similar regulations and license agreements. The evaluation was carried out jointly, when the transportation and distribution companies adopted the IFRS in Argentina in 2012, together with the FACPCE, the Buenos Aires Stock Exchange (Bolsas y Mercados Argentinos -“BYMA”) and the CNV, considering the contributions of ENARGAS with respect to the regulatory aspects of the License agreements. In this regard, the CNV issued General Resolution No. 613/2012, ratifying that IFRIC 12 does not apply to natural gas transportation and distribution licenses established under the regulatory framework described in Note 17.

Financial leases
k)	Financial leases

TGS classifies as financial leases when it assumes substantially all the risks and benefits of ownership of leased assets. To that end, an asset and a liability are initially recognized at the same amount as the lower value that results from comparing the fair value of the leased asset and the present value of the minimum lease payments.

Subsequently, each finance lease payment should be apportioned between the finance charge and the reduction of the outstanding liability (the finance charge to be allocated so as to produce a constant periodic rate of interest on the remaining balance of the liability). The corresponding lease payments, net of financial charges, are included in “Financial leases” in the current and non-current loans caption of the Statement of Financial Position. Interest on the financial cost is charged to the Statement of Comprehensive Income in the period of the lease in order to obtain a constant periodic interest rate on the debt pending amortization in each period.

Assets acquired through finance leases are restated for the effects of inflation as mentioned in Note 4.d. and are depreciated over the useful life of the assets received in accordance with current depreciation policies.

Loans
l)	Loans

Loans have been initially recorded at fair value net of direct attributable transaction costs. Subsequently, loans are valued at their amortized cost. Liabilities are disclosed as non-current when their maturity exceeds twelve months.

Trade payables
m)	Trade payables
Trade payable are initially recognized at fair value. Subsequently they are measured at amortized cost using the effective tax method.
Income tax and deferred income tax
n)	Income tax and deferred income tax

Income tax

Income tax includes current tax and deferred income tax. Income tax is presented in the Statement of Comprehensive Income.

The current income tax is calculated on the basis of tax regulations in force at each reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which tax regulations are subject to interpretation and establishes provisions if applicable. As of December 31, 2018 and 2017, there are no provisions booked for this concept.

The Company has calculated income tax charges using the deferred tax method, which considers the effect of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred income tax assets and liabilities are measured at undiscounted nominal value at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting period rate (See note 14).

A deferred tax is recognized on the temporary differences arising from investments in subsidiaries and associates, except for deferred tax liabilities where the Company is able to control the timing of the reversal of the temporary difference and it is probable that the reversal will not occur in the foreseeable future.

Deferred tax assets and liabilities are offset if the Company has a legally enforceable right to offset recognized amounts and when deferred tax assets and liabilities relate to income tax levied by the same tax authority on the same taxable entity or different taxable entities that intend to settle tax assets and liabilities on a net basis. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be generated against which the temporary differences can be used.

The assets and liabilities generated by the application of the deferred tax were valued at their nominal amount considering the restatements for inflation mentioned in Note 4.d) and are classified as non-current assets or liabilities.

Tax on minimum presumed income (“TOMPI”)

The TOMPI is calculated on an individual entity basis at the statutory tax rate of 1%, and is based upon the taxable assets of each Argentine entity as of the end of the year. This tax is complementary to income tax and the Company is required to pay the greater of the income tax or the TOMPI. Any excess of the TOMPI over the income tax may be carried forward and recognized as a payment on account of any excess of income tax over TOMPI occurring within the subsequent ten years.

When the Company considers it is probable that the position of TOMPI is utilized as payment on account of income tax, TGS accounts for TOMPI credit as current or non-current, as appropriate, under “Other receivables” in the statement of financial position. As of December 31, 2018 and 2017, there are no provisions booked for this concept.

In accordance with the provisions of article 76 of Law No. 27,260, the TOMPI has been repealed for the periods beginning as from January 1, 2019.

Provisions
o)	Provisions

The Company has recorded provisions related to legal actions, judicial court, claims and administrative proceedings, including interpretive questions of the current legislation and those of regulatory nature.

Provisions for legal claims and/or claims by third parties (“legal claims and others”) are recorded when the Company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Estimates are reviewed and adjusted, as the Company obtains additional information.

Revenue recognition from contract with customers
p)	Revenue recognition from contract with customers

Revenue is measured at the fair value of the consideration received or to be received, and represents amounts receivable for goods and/or services supplied. Revenue is recognized when the control of goods or services is transferred to he customer and the consideration is determined by an amount that reflects the consideration that the Company expects to receive.

Tax on exports and turnover tax are disclosed as Selling Expenses.

The following are the accounting policies of the Company for the recognition of revenue of each of the business segments defined by our management:

Natural Gas Transportation

Natural Gas transportation services includes: (i) firm natural gas transportation, whose revenues are recognized when the capacity is reserved and paid for regardless of actual usage by the customer, (ii) interruptible natural gas transportation and exchange and displacement services whose revenues are recognized when services are rendered and (iii) the operation and maintenance service of the assets affected by the natural gas transportation service corresponding to the expansions promoted by the National Government and whose ownership corresponds to the trusts created for such purpose whose revenues are recognized when services are rendered.

The applicable rates arise from the tariff tables published by ENARGAS. Thus Company’s revenues are recognized by the amount for which it will be entitled to receive as consideration.

At the end of each month, TGS recognizes its revenues from sales equivalent to the firm reserved capacity, the volumes of natural gas transported under the modalities of interruptible and exchange and displacement and by the operation and maintenance services. In return, a trade receivable is recognized which represents an unconditional right that the Company has to receive the consideration owed by the customer. On the other hand, the billing of the service is done monthly and according to the guidelines established by ENARGAS, the consideration is received within said calendar month.

Liquids Production and Commercialization

This business segment includes: (i) production and commercialization of liquids on our own account, and (ii) other liquid services.

Domestic Market

In the domestic market, TGS sells the production of propane and butane to LPG retailers in the framework of the programs created by the National Government to supply the domestic market. The sale prices are determined by the ex-Secretary of Hydrocarbon Resources (“SHR”). For more information, see Note 17-Regulatory framework.

The price of those tons of propane and butane that are not sold within the framework of the aforementioned programs is determined by the former Ministry of MINEM based on the international reference prices.

Regarding ethane sales, they are made to PBB Polisur S.R.L. (“PBB”), the only customer to whom this product is sold. To estimate transaction price, the Company uses the most probable amount method. In this regard, the Company only recognizes those transactions where it is highly probable that they will not be reversed in the future.

Foreign Market

In the foreign market, the Company markets propane, butane and natural gasoline to international traders (“traders”) and other clients of worldwide renown, some of them through trucks.

These sales are made under short-term contracts (less than one year), with the price determined as reference to international prices plus / minus a fixed amount per ton sold. There are no variable consideration components in these contracts.

For both domestic and foreign market sales, TGS transfers control and recognizes revenues when the products are delivered to the customer and therefore the product has been accepted and there is no evidence of the existence of pending obligations by the Company. It is at that moment when a trade receivable is recognized given that the receipt of the consideration is unconditional and only the passage of time is the only requirement for receiving the consideration owed by the customer.

Other liquids services

The Liquids production and commercialization segment also comprises reception, storage and dispatch of the liquids from the facilities located in Puerto Galván.

Revenues from sales are recognized when the service is effectively rendered, that is, after the dispatch to each vessel. The price is agreed by the parties being a fixed amount per ton of product dispatched, there being no variable components in them. These services are billed monthly, at which time an unconditional right to receive the consideration from the client arises.

Subsidies

As part of its participation in propane and butane supply programs in the local market carried out by the National Government, (for more information see “Note 17 - Regulatory Framework - b) Regulatory framework for non-regulated segments”), the Company receives from the Secretary of Energy a series of subsidies that are recognized in accordance with the provisions of IAS 20 “Accounting for government grants and disclosures of government assistance” because they correspond to economic compensations calculated as the difference between the sale prices of the products determined in accordance with the legislation in force and the reference prices calculated by the Secretary of Energy.

Subsidies are recognized at fair value whenever there is reasonable security that will be received and that the product has been delivered. They are presented within the caption “Revenue from sales” of the statement of comprehensive income.

Other services

The services included in the Other Services segment consist mainly of the treatment, removal of impurities and natural gas compression, as well as inspection and maintenance of pipelines and compressor plants and services of steam generation for electricity production and management services for expansion works and steam generation for the production of electricity.

Revenues from sales of this business segment are recognized in the period in which the service is provided. The sale price is determined according to what arises from the contractual conditions agreed between TGS and its customers. In all cases, the recognition and billing of sales income is made on a monthly basis so that at that time a sales credit is recorded.

Revenue from the Company’s participation in the joint operation with SACDE which correspond to the construction activities provided by it, are recognized based on the physical progress of the work. To calculate the costs associated with such income, the UT adopts the criterion of applying the estimated final margin for the work to the accrued revenue in each period. The costs incurred in excess of the costs associated with the revenues are recognized in the Contract assets item.

Telecommunications

Revenues from the provision of Telecommunications services are recognized in the statement of comprehensive income at the time of effective performance of the service. The sale price is determined according to what arises from the contractual conditions agreed between TGS and its customers. The consideration is determined as a fixed monthly amount. In all cases, the recognition and billing of sales income is made on a monthly basis so that at that time a sales receivable is recorded.

Financial components

The Company does not have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Company does not adjust any of the transaction prices for the time value of money.

Contract liabilities (until December 31, 2017 Advances from customers)
q)	Contract liabilities (until December 31, 2017 Advances from customers)

Mainly consist of pre-payments for services made by customers in order to finance the works to render the service. Contract liabilities are recognized initially at their fair value. Subsequent to initial recognition, advances  from customers are measured at their amortized cost based on the projections of the services to be provided that cancel the advances, restated for the inflation effects as mentioned in Note 4.d.

Additionally, it includes the advance received by the UT from the Argentine Government as payment on account of the gas pipeline construction project. For more information, see “Note 23 - Associates and joint arrangements.”

Equity accounts
r)	Equity accounts

The activity in the Equity accounts reflects resolutions adopted by Shareholders in their meetings, or the effects of the laws or regulations in force. The equity accounts are restated for the inflation effects according to what is mentioned in Note 4.d, except the account Capital stock which is maintained at its original value.

Common stock and adjustment to common stock

The common stock consists of contributions made by shareholders represented by shares and comprises outstanding shares at their face value, net of treasury shares mentioned below.

Common stock accounts were restated in constant currency as mentioned in Note 4.d. Common stock account was kept at original value and the adjustment arising from such restatement is shown under “Inflation Adjustment to common stock.”

Common stock adjustment is not distributable in cash or in kind but may be capitalized through issuance of shares. In addition, this balance may be used to compensate accumulated losses.

Treasury shares and adjustments to treasury shares

Corresponds to the reclassification of the nominal value and corresponding restatement in constant peso (Inflation Adjustment to Common Stock) of shares issued and repurchased by the Company in market transactions, as required by the current regulations of the CNV.

Own equity instruments that are reacquired (treasury shares) are recognized at cost restated for the inflation effects as mentioned in Note 4.d., and deducted from equity. No gain or loss is recognized on the purchase, sale or cancellation of the Company’s treasury shares. Any difference between the carrying amount and the consideration, if reissued, is recognized as a premium on common stock.

Legal Reserve

Pursuant to the provisions of the Argentine Business Association Law and the CNV, the Company is required to set up a legal reserve by providing at least 5% of the aggregate amount of net income for the year, prior year adjustments, transfers of other comprehensive income to retained earnings and accumulated losses of prior years, when this aggregate amount exceeds zero until the legal reserve equals 20% of the sum of Capital stock and Adjustment to capital stock balances.

Distribution of dividends

The cash dividend is recognized as a liability in the Company’s financial statements in the year in which they are approved by the shareholders of the Company or the Board of Directors according to the powers delegated by the Shareholders’ Meeting, as appropriate.

Retained earnings

The outstanding balance of retained earnings includes accumulated gains or losses which were not allocated to a specific purpose reserve and, when positive, may be distributed pursuant to the decision of the Shareholders provided these retained earnings are not subject to legal restrictions, as mentioned above “Legal reserve”.

Basic and diluted earnings per share
s)	Basic and diluted earnings per share

Earnings per share as of December 31, 2018, 2017 and 2016 were calculated as follows:

	2018	2017	2016
Net income attributable to owners of the Company	11,415,836	5,751,193	1,106,295
Average number of outstanding shares	788,405,563	794,495,283	794,495,283
Basic and diluted earnings per share	14.48	7.24	1.39

As of the date of the issuance of these consolidated financial statements, there are no TGS instruments outstanding that imply the existence of potential ordinary shares, thus the basic net income per share for the years ended on December 31, 2018, 2017 and 2016 matches the diluted net income per share.